UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  152 West 57th Street
          28th Floor
          New York, New York 10019
          Attention: Brian Guzman


13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Guzman
Title:    Managing Director / Counsel
Phone:    (212) 909-2864


Signature, Place and Date of Signing:


/s/ Brian Guzman                New York, New York             August 9, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total: $634,846
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.         028-11626                            Indus Partners, LLC
----       ----------------------               ------------------------------



                                                     FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                              TITLE                        VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                --------         -----       --------  -------   --- ----   ----------  --------  ----  ------  ----
ANADARKO PETE CORP            COM              032511107    15,647    220600              SHARED        1        0    220600   0
ANADARKO PETE CORP            COM              032511107    21,208    299000       CALL   SHARED        1        0    299000   0
ANADARKO PETE CORP            COM              032511107     3,901     55000       PUT    SHARED        1        0     55000   0
BAXTER INTL                   COM              071813109    84,820   1505500              SHARED        1        0   1505500   0
BIO-REFERENCE LABS INC        COM              09057G602     1,632     59665              SHARED        1        0     59665   0
CHENIERE ENERGY INC           COM NEW          16411R208     2,071     53400              SHARED        1        0     53400   0
CHESAPEAKE ENERGYCORP         COM              165167107    20,390    589300              SHARED        1        0    589300   0
CHINA MOBILE LIMITED          SPONSORED ADR    16941M109     9,517    176572              SHARED        1        0    176572   0
CLOROX CO DEL                 COM              189054109     9,315    150000       CALl   SHARED        1        0    150000   0
COMPANHIA VALE DO RIO DOCE    SPONSORED ADR    204412209    27,844    625000       PUT    SHARED        1        0    625000   0
CRYSTALLEX INTL CORP          COM              22942F101     1,432    345000              SHARED        1        0    345000   0
DEVON ENERGY CORP NEW         COM              25179M103    17,490    223400              SHARED        1        0    223400   0
DIAMONDS TR                   UNIT SER 1       252787106    17,446    130000       PUT    SHARED        1        0    130000   0
HESS CORP                     COM              42809H107    59,856   1015200              SHARED        1        0   1015200   0
HSBC HLDGS PLC                SPON ADR         404280406    30,018    327100       PUT    SHARED        1        0    327100   0
ICICI BK LTD                  SPON ADR         45104G104    29,932    609000              SHARED        1        0    609000   0
ISHARES TR                    RUSSELL 2000     464287655    24,058    290000       PUT    SHARED        1        0    290000   0
LDK SOLAR CO LTD              SPONSORED ADR    50183L107     3,562    113800              SHARED        1        0    113800   0
MACQUARIE INFRASTRUCTURE CO   SH BEN INT       55608B105    25,303    610000              SHARED        1        0    610000   0
MOTOROLA INC                  COM              620076109     2,213    125000              SHARED        1        0    125000   0
NEWFIELD EXPL CO              COM              651290108    48,748   1070200              SHARED        1        0   1070200   0
POWERSHARES QQQ TRUST         UNIT SER 1       73935A104    65,688   1380000       PUT    SHARED        1        0   1380000   0
SPDR TR                       UNIT SER 1       78462F103    28,582    190000       PUT    SHARED        1        0    190000   0
STREETTRACKS GOLD TR          GOLD SHS         863307104     8,503    132300              SHARED        1        0    132300   0
TALISMAN ENERGY INC           COM              87425E103    29,103   1505600              SHARED        1        0   1505600   0
TIMKEN CO                     COM              887389104     6,229    172500              SHARED        1        0    172500   0
TONGJITANG CHINESE MED CO     SPON ADR         89025E103       546     48500              SHARED        1        0     48500   0
UNITED TECHNOLOGIES CORP      COM              913017109    23,407    330000       PUT    SHARED        1        0    330000   0
YUM BRANDS INC                COM              988498101    16,386    500800              SHARED        1        0    500800   0



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